Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Releases of gross unrecognized tax benefits related to settled arrangements with tax authorities, change in measurement of certain positions and expiration of periods set forth in statutes of limitations		$ 40,644,000	$ 4,757,000
Releases of gross unrecognized tax benefits	$ 81,556,000
Tax (expense) benefit resulting from the release of valuation allowances on deferred tax assets			1,211,000
Foreign tax expense for the estimated additional tax charge of gain from sale of a business			3,193,000
Tax Benefit Internal Structural Changes In Certain Jurisdictions		11,566
Net benefit from release of unrecognized tax benefit	47,770,000	16,232,000
Tax benefit change in measurement of deferred tax liability		9,236,000
Tax benefit from creation of deferred tax asset in certain jurisdiction	$ 17,465,000
Benefit of relating to changes in tax regulations in certain jurisdiction		3,142,000	8,871,000
ISRAEL
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax benefit related to the release of accrued withholding taxes on unremitted earnings		$ 22,700,000	$ 37,000,000